Fees Summary	Aug. 07, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 783,623,622.89
Previously Paid Amount	0.00
Total Fee Amount	119,972.78
Total Offset Amount	84,491.88
Net Fee	$ 35,480.90